REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
To the Shareholders and
Board of Trustees of
Destra Multi-Alternative
Fund

In planning and performing
our audit of the financial
statements of Destra Multi-
Alternative Fund (the Fund)
as of and for the year ended
March 31, 2025, in
accordance with the
standards of the Public
Company Accounting
Oversight Board (United
States) (PCAOB), we
considered the Funds
internal control over financial
reporting, including controls
over safeguarding securities,
as a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply
with the requirements of
Form N-CEN, but not for the
purpose of expressing an
opinion on the effectiveness
of the Funds internal control
over financial reporting.
Accordingly, we express no
such opinion.
The management of the
Fund is responsible for
establishing and maintaining
effective internal control over
financial reporting.  In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits
and related costs of controls.
A funds internal control over
financial reporting is a
process designed to provide
reasonable assurance
regarding the reliability of
financial reporting and the
preparation of financial
statements for external
purposes in accordance with
generally accepted
accounting principles (GAAP).
A funds internal control over
financial reporting includes
those policies and
procedures that (1) pertain
to the maintenance of
records that, in reasonable
detail, accurately and fairly
reflect the transactions and
dispositions of the assets of
the fund; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit
preparation of financial
statements in accordance
with GAAP, and that receipts
and expenditures of the fund
are being made only in
accordance with
authorizations of
management and trustees of
the fund; and (3) provide
reasonable assurance
regarding prevention or
timely detection of
unauthorized acquisition, use
or disposition of a funds
assets that could have a
material effect on the
financial statements.
Because of its inherent
limitations, internal control
over financial reporting may
not prevent or detect
misstatements.  Also,
projections of any evaluation
of effectiveness to future
periods are subject to the
risk that controls may
become inadequate because
of changes in conditions, or
that the degree of
compliance with the policies
or procedures may
deteriorate.
A deficiency in internal
control over financial
reporting exists when the
design or operation of a
control does not allow
management or employees,
in the normal course of
performing their assigned
functions, to prevent or
detect misstatements on a
timely basis.  A material
weakness is a deficiency, or
combination of deficiencies,
in internal control over
financial reporting, such that
there is a reasonable
possibility that a material
misstatement of the Funds
annual or interim financial
statements will not be
prevented or detected on a
timely basis.
Our consideration of the
Funds internal control over
financial reporting was for
the limited purpose
described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal
control that might be
material weaknesses under
standards established by the
PCAOB.  However, we noted
no deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that
we consider to be a material
weakness as defined above
as of March 31, 2025.
This report is intended solely
for the information and use
of management and the
Board of Trustees of the
Funds and the Securities and
Exchange Commission and is
not intended to be and
should not be used by
anyone other than these
specified parties.


/s/COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2025